Property and Equipment	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30,

	2020	2019

Office equipment at cost	$26,299	$26,749
Less: Accumulated depreciation	(20,552)	(18,332)

Total property, plant, and equipment	$5,747	$8,417

Depreciation expense for the years ended June 30, 2020 and 2019 were $2,473 and $2,306, respectively